Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory
Inventory

4.              Inventory

Inventory consists of the following:

	As of
	March 31,	December 31,
	2013	2012
	(In thousands)
Finished goods - DBS	$267,393	$259,274
Raw materials	89,387	122,758
Work-in-process	112,769	82,361
Total inventory	$469,549	$464,393

5.     Inventory

Inventory consists of the following:

	As of December 31,
	2012	2011
	(In thousands)
Finished goods - DBS	$259,274	$294,722
Raw materials	122,758	183,675
Work-in-process	82,361	31,535
Total inventory	$464,393	$509,932